FAIR VALUES MEASUREMENTS - Carrying Amounts and Fair Values of Financial Instruments (Details) - Unsecured Debt - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying Amount	$ 11,728	$ 13,951
Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair Value	$ 10,798	$ 13,194